Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of sources (by product type) from which the Company's revenues are derived

	Three Months		Three Months
	Ended		Ended
Revenue Type	March 31, 2023	% of Total	March 31, 2022	% of Total

	(dollars in thousands)
Capitated revenue	$298,704	98.9%	$269,685	98.6%
Other patient service revenue:
Clinic fees and insurance	1,480	0.5%	1,882	0.7%
Care coordination / management fees	1,850	0.6%	1,921	0.7%
Incentive fees	43	0.0%	56	0.0%
Total other patient service revenue	3,373	1.1%	3,859	1.4%
Total revenue	$302,077	100.0%	$273,544	100.0%

	Successor				Predecessor
	Year Ended		December 3, 2021		January 1, 2021
	December 31,		through December 31,		through December 2,
Revenue Type	2022	% of Total	2021	% of Total	2021	% of Total
Capitated revenue	$1,034,800	99%	$57,224	97%	$567,735	98%
Other patient service revenue:
Clinical fees & insurance revenue	6,158	0%	751	2%	4,318	1%
Shared risk revenue	351	0%	181	0%	602	0%
Care coordination / management fees	7,924	1%	600	1%	5,880	1%
Incentive fees	238	0%	6	0%	67	0%
Total other patient service revenue	14,671	1%	1,538	3%	10,867	2%
Total revenue	$1,049,471	100%	$58,762	100%	$578,602	100%

Summary of estimated useful lives applicable to PP&E

Classification	Depreciation Cycle
Leasehold improvements (cycle: lease term)	1 to 10 Years
Furniture and fixtures	7 Years
Computer equipment	3 Years
Medical equipment	7 Years
Software	3 Years

Summary of key inputs into the option pricing model

	March 31, 2023		December 31, 2022
Volatility	73.0%		55.0%
Risk-free interest rate	3.8%		4.1%
Exercise price	$11.50		$11.50
Expected term	3.7	years	3.9	years